									Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2013-A									PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1/31/2014

A.	DATES						Begin	End	# days

1	Payment Date							2/18/2014
2	Collection Period						1/1/2014	1/31/2014	31
3	Monthly Interest Period-Actual						1/15/2014	2/17/2014	34
4	Monthly Interest - Scheduled						1/15/2014	2/14/2014	30

B.	SUMMARY

					Principal Payment
			Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		110,000,000.00	32,345,410.08	-	-	14,812,522.19	17,532,887.89	0.1593899
6	Class A-2a Notes		179,000,000.00	179,000,000.00	-	-	-	179,000,000.00	1.0000000
7	Class A-2b Notes		164,000,000.00	164,000,000.00	-	-	-	164,000,000.00	1.0000000
8	Class A-3 Notes		215,000,000.00	215,000,000.00	-	-	-	215,000,000.00	1.0000000
9	Class A-4 Notes		85,170,000.00	85,170,000.00	-	-	-	85,170,000.00	1.0000000
10	Total Class A Notes		753,170,000.00	675,515,410.08	0.00	0.00	14,812,522.19	660,702,887.89
11	Class B Notes		30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes		$783,210,000.00	705,555,410.08	$0.00	$0.00	$14,812,522.19	690,742,887.89

	Overcollateralization
13	Exchange Note		89,663,305.03	83,242,898.67				81,761,646.45
14	Series 2013-A Notes		23,759,745.31	43,630,677.95				45,111,930.17

15	Total Overcollateralization		113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization		$126,873,576.62	126,873,576.62				126,873,576.62

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.25000%	7,637.11	0.0694283	14,812,522.19	134.6592926	0.00
18	Class A-2a Notes		0.73000%	108,891.67	0.6083334	0.00	0.0000000	0.00
19	Class A-2b Notes	0.16000%	0.48000%	74,346.67	0.4533334	0.00	0.0000000	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			487,323.78	0.6470303	14,812,522.19	19.6669041	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			528,378.45	0.6746319	14,812,522.19	18.9125805	0.00
		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		806,969,745.31	749,186,088.03				735,854,818.06

	Reference Pool Balance Data			Initial	Current
26	Discount Rate			3.50%	3.50%
27	Aggregate Securitization Value			896,633,050.34	817,616,464.51
28	Aggregate Base Residual Value (Not Discounted)			613,408,064.53	595,860,096.41

				Units	Securitization Value
29	Securitization Value — Beginning of Period			41,259	832,428,986.70
30	Depreciation/Payments				(8,879,771.10)
31	Gross Credit Losses			(73)	(1,517,674.47)
32	Scheduled & Early Terminations			(9)	(151,485.37)
33	Payoff Units & Lease Reversals			(208)	(4,263,591.25)
34	Repurchased Leases			-	-

35	Securitization Value - End of Period			40,969	817,616,464.51

World Omni Automobile Lease Securitization Trust 2013-A						PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1/31/2014

C.	SERVICING FEE

36	Servicing Fee Due				693,690.82

37	Unpaid Servicing Fees - Prior Collection Periods				0.00

38	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(11,487.42)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
39	Required Reserve Account Balance (.50% of Initial Securitization Value)				4,483,165.25
40	Beginning Reserve Account Balance				4,483,165.25
41	Ending Reserve Account Balance				4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
42	Total Active Units (Excluding Inventory)	40,757	99.61%	813,277,484.58
43	31 - 60 Days Delinquent	122	0.30%	2,443,563.90
44	61 - 90 Days Delinquent	27	0.07%	597,008.99
45	91+ Days Delinquent	8	0.02%	164,194.40

46	Total	40,914	100.00%	816,482,251.87

47	Current Period Net Residual Losses/(Gains)				15,881.35

48	Current Period Net Credit Losses/(Gains)				355,257.25

World Omni Automobile Lease Securitization Trust 2013-A			PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1/31/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

49	Collected Amounts	18,785,512.30

50	Investment Earnings on Collection Account	529.00

51	Total Collected Amounts, prior to Servicer Advances	18,786,041.30

52	Servicer Advance	0.00

53	Total Collected Amounts - Available for Distribution	18,786,041.30

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

54	Servicing Fee	693,690.82
55	Interest on the Exchange Note - to the Trust Collection Account	1,023,887.65
56	Principal on the Exchange Note - to the Trust Collection Account	13,331,269.97
57	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,410,456.12
58	Remaining Funds Payable to Trust Collection Account	326,736.74

59	Total Distributions	18,786,041.30

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

60	Available Funds	18,092,350.48

61	Investment Earnings on Reserve Account	143.19

62	Reserve Account Draw Amount	0.00

63	Total Available Funds - Available for Distribution	18,092,493.67

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

64	Administration Fee	34,684.54
65	Class A Noteholders' Interest Distributable Amount	487,323.78
66	Noteholders' First Priority Principal Distributable Amount	-
67	Class B Noteholders' Interest Distributable Amount	41,054.67
68	Noteholders' Second Priority Principal Distributable Amount	-
69	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
70	Noteholders' Regular Principal Distributable Amount	14,812,522.19
71	Remaining Funds Payable to Certificateholder	2,716,908.49

72	Total Distributions	18,092,493.67